Document And Entity Information	Jun. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	GENIE ENERGY LTD.
Document, Type	8-K
Document, Period End Date	Jun. 10, 2026
Entity, File Number	1-35327
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	45-2069276
Entity, Address, Address Line One	520 Broad Street
Entity, Address, City or Town	Newark
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	438-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $.01 per share
Trading Symbol	GNE
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001528356